CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 19,044	$ 290
Accounts receivable, net	8,576	129,150
Amount due from a related party	46,211	0
Debt discount	700,000	700,000
Deposits, prepayments and other receivables	824,462	827,971
Total current assets	1,598,293	1,657,411
Non-current asset:
Plant and equipment	223,437	262,677
TOTAL ASSETS	1,821,730	1,920,088
Current liabilities:
Accrued liabilities and other payables	113,818	104,577
Tax payable	830,200	830,200
Amount due to a related party	0	13,730
Total current liabilities	944,018	948,507
TOTAL LIABILITIES	944,018	948,507
Commitments and contingencies
STOCKHOLDERS’ EQUITY
Preferred stock, $0.0001 par value, 20,000,000 shares authorized, no shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively	0	0
Common stock, $0.0001 par value, 100,000,000 shares authorized, 28,210,000 shares issued and outstanding at March 31, 2022 and December 31, 2021, respectively	2,821	2,821
Additional paid in capital	1,032,179	1,032,179
Accumulated other comprehensive loss	(16,709)	(12,292)
Accumulated deficit	(140,579)	(51,127)
Stockholders’ equity	877,712	971,581
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 1,821,730	$ 1,920,088